INCOME TAXES (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Tax expense (benefit)
Current Tax		127,439	72,395	60,530
Deferred taxes	(3,736)	(22,619)	(18,226)	(35,714)
Total	17,315	104,820	54,169	24,816
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	3.00%	3.00%	3.00%	3.00%
Effect of different tax rate of group entities operating in other jurisdictions	(1.00%)	(1.00%)	1.00%	(3.00%)
Effect of change in valuation allowance	3.00%	3.00%	6.00%	9.00%
Effect of tax holiday	(3.00%)	(3.00%)	(12.00%)	(17.00%)
Effective tax rate	27.00%	27.00%	23.00%	17.00%
Aggregate amount and per share effect of the tax holidays
Aggregate amount		12,721	28,139	24,156
Per share effect - basic (in RMB per share)		0.05	0.12	0.10
Per share effect - diluted (in RMB per share)		0.05	0.11	0.10